CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash Flows from Operating Activities
Net income	$ 339,689	$ 669,617
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization of right-of-use assets	67,112	51,898
Amortization of deferred drydocking and special survey costs	5,922	5,054
Amortization of assumed time charters	(32,364)
Amortization of finance costs	4,922	6,218
Exit fee accrued on debt		149
Debt discount amortization	1,639	2,590
Loss/ (gain) on investments	69,096	(444,165)
Gain on debt extinguishment	(22,939)	(111,616)
Equity income on investments		(3,965)
PIK interest		726
Payments for drydocking and special survey costs deferred	(9,726)	(1,155)
Stock based compensation	248	5,479
Amortization of deferred realized losses on interest rate swaps	1,796	1,796
(Increase)/Decrease in
Accounts receivable	1,578	444
Inventories	(1,863)	(180)
Prepaid expenses	(1,179)	(367)
Due from related parties	(10,243)	(900)
Other assets, current and non-current	(30,145)	3,093
Increase/(Decrease) in
Accounts payable	(1,061)	1,425
Accrued liabilities	5,902	8,921
Unearned revenue, current and long-term	217,882	(2,109)
Other liabilities, current and long-term	14,212	(210)
Net Cash provided by Operating Activities	620,478	192,743
Cash Flows from Investing Activities
Vessels additions and advances for vessels under construction	(84,047)	(1,811)
Advances for sale of vessels	13,000
Investments	85,333	145,877
Net Cash provided by Investing Activities	14,286	144,066
Cash Flows from Financing Activities
Proceeds from long-term debt	127,725	1,105,311
Payments of long-term debt	(383,125)	(1,295,025)
Proceeds from sale-leaseback of vessels		135,000
Payments of leaseback obligation	(120,687)	(21,175)
Dividends paid	(31,070)	(10,298)
Repurchase of common stock	(6,325)
Payments of accumulated accrued interest	(3,373)	(7,358)
Finance costs	(15,092)	(14,509)
Net Cash used in Financing Activities	(431,947)	(108,054)
Net Increase in cash, cash equivalents and restricted cash	202,817	228,755
Cash, cash equivalents and restricted cash at beginning of period	129,756	65,663
Cash, cash equivalents and restricted cash at end of period	$ 332,573	$ 294,418